Annual Fund Operating Expenses	Dec. 17, 2025
Venerable Real Estate Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Mar. 20, 2028
Venerable Real Estate Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	(0.25%)	[2]
Net Expenses (as a percentage of Assets)	1.00%
Venerable Real Estate Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.95%
Venerable International Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Mar. 20, 2028
Venerable International Equity Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[3]
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	(0.26%)	[4]
Net Expenses (as a percentage of Assets)	0.99%
Venerable International Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[3]
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	0.00%	[4]
Net Expenses (as a percentage of Assets)	0.95%
Venerable Inflation Focused Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Mar. 20, 2028
Venerable Inflation Focused Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[5]
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.04%)	[6]
Net Expenses (as a percentage of Assets)	0.84%
Venerable Inflation Focused Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[5]
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	0.00%	[6]
Net Expenses (as a percentage of Assets)	0.58%
Venerable Government Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Mar. 20, 2028
Venerable Government Money Market Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[7]
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.12%)	[8]
Net Expenses (as a percentage of Assets)	0.53%
Venerable Government Money Market Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[7]
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	0.00%	[8]
Net Expenses (as a percentage of Assets)	0.35%

[1]	Based on estimated amounts for the current fiscal year.
[2]	Until March 20, 2028, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.00% for Class V shares and 0.95% for Class I shares. Termination or modification of these obligations prior to March 20, 2028, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[3]	Based on estimated amounts for the current fiscal year.
[4]	Until March 20, 2028, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.99% for Class V shares and 0.95% for Class I shares. Termination or modification of these obligations prior to March 20, 2028, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[5]	Based on estimated amounts for the current fiscal year.
[6]	Until March 20, 2028, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.84% for Class V shares and 0.58% for Class I shares. Termination or modification of these obligations prior to March 20, 2028, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[7]	Based on estimated amounts for the current fiscal year.
[8]	Until March 20, 2028, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.53% for Class V shares and 0.35% for Class I shares. Termination or modification of these obligations prior to March 20, 2028, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.